Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	9.895
Maximum Aggregate Offering Price	$ 98,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,664.99
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Calculated in accordance with Rule 457(r) under the Securities Act and estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sale prices of the common stock on March 13, 2026 as reported on the New York Stock Exchange.